Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 107,812	$ 99,629